Schedule of Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, balance	2,740,846	5,905,684
Weighted average exercise price, outstanding balance	$ 4.89	$ 4.28
Number of options outstanding, Expired	(216,953)
Weighted average exercise price, expired	$ 4.92	$ 6.27
Number of options outstanding, Forfeited	(71,273)	(870,776)
Weighted average exercise price, forfeited	$ 6.04	$ 6.58
Number of options outstanding, balance	2,452,620	2,740,846
Weighted average exercise price, outstanding balance	$ 4.85	$ 4.89
Weighted average remaining contractual term, outstanding	6 years 1 month 6 days	6 years 10 months 24 days
Number of options, exercisable	2,297,204	2,382,697
Weighted average exercise price, exerciseable	$ 4.72	$ 4.65
Weighted average remaining contractual term, exercisable	6 years 1 month 6 days	6 years 9 months 18 days
Number of options outstanding, Granted		32,200
Weighted average exercise price, granted		$ 6.84
Number of options outstanding, Exercised	(373,031)	(1,797,841)
Weighted average exercise price, exercised		$ 1.69
Number of options outstanding, Expired		(528,421)